Commitments and Contingencies Commitments (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013	Oct. 02, 2015
Guarantor Obligations [Line Items]
Guarantor obligations expiring in FY 2016	$ 52,463			$ 13,728
Guarantor obligations expiring in FY 2017	0			37,000
Guarantor obligations expiring in FY 2018 and thereafter	0			0
Guarantor obligations	52,463			50,728
Leases, Operating [Abstract]
Rent expense	70,162	$ 85,427	$ 109,234
Minimum purchase commitments [Abstract]
2016	1,062
2017	874
2018	748
2019	123
2020 and thereafter	0
Capital Leases of Lessee [Abstract]
Gross assets	1,133,528	1,143,627
Accumulated amortization	696,796	651,965		723,659
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	56,956
2017	39,604
2018	40,905
2019	37,382
2020	35,034
Thereafter	102,849
Total minimum lease payments	312,730
Less: Amount representing interest and executory costs	(105,628)
Less: Amount representing maintenance, taxes, and insurance costs	(55,818)
Present value of net minimum lease payments	151,284
Less: Current maturities of capital lease liability	(21,351)	(30,170)		(19,212)
Noncurrent capital lease liability	$ 129,933	139,348		132,195
Minimum
Leases, Operating [Abstract]
Operating lease term (in years)	1 year
Maximum
Leases, Operating [Abstract]
Operating lease term (in years)	4 years
Stand-by letters of credit
Guarantor Obligations [Line Items]
Guarantor obligations expiring in FY 2016	$ 38,800			76
Guarantor obligations expiring in FY 2017	0			37,000
Guarantor obligations expiring in FY 2018 and thereafter	0			0
Guarantor obligations	38,800			37,076
Surety bonds
Guarantor Obligations [Line Items]
Guarantor obligations expiring in FY 2016	13,663			13,652
Guarantor obligations expiring in FY 2017	0			0
Guarantor obligations expiring in FY 2018 and thereafter	0			0
Guarantor obligations	13,663			$ 13,652
Real Estate
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	44,377
2017	34,378
2018	22,579
2019	10,837
2020	9,419
Thereafter	8,205
Total future minimum lease payments	129,795
Equipment
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	8,093
2017	4,370
2018	129
2019	0
2020	0
Thereafter	0
Total future minimum lease payments	12,592
Capital Lease Assets
Capital Leases of Lessee [Abstract]
Gross assets	410,469	484,771
Accumulated amortization	$ 167,077	$ 196,103